Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties - USD ($)	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Taizhou Huadi Material Technology Co. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advances to suppliers	$ 1,008,567
Advances from customers		385,605
Related Party [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Accounts payable			$ 3,922,725
Due to related parties – noncurrent portion	(300,236)	(317,680)
Related Party [Member] | Taizhou Huadi Industrial Ltd. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Accounts payable		3,692,394
Wenzhou Maituo International Trade Ltd. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advances from customers		623,629
Huashang Micro Finance Co. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advances from customers	20,054	6,462
Jueqin Wang [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Due to related parties – noncurrent portion	$ (300,236)	$ (317,680)